LONG-TERM OPERATING COMMITMENTS - Purchase of energy (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
2019
Purchase of energy
Total	R$ 3,223,380
2019 | Amazonas Distribuidora
Purchase of energy
Total	765,072
2019 | CGTEE
Purchase of energy
Total	224,822
2019 | CHESF
Purchase of energy
Total	288,680
2019 | Chui IX
Purchase of energy
Total	1,039
2019 | Distribuidora Alagoas
Purchase of energy
Total	746,742
2019 | ELETROSUL
Purchase of energy
Total	425,925
2019 | FURNAS
Purchase of energy
Total	760,663
2019 | Hermenegildo I
Purchase of energy
Total	3,941
2019 | Hermenegildo II
Purchase of energy
Total	3,435
2019 | Hermenegildo III
Purchase of energy
Total	3,061
2020
Purchase of energy
Total	3,398,410
2020 | Amazonas Distribuidora
Purchase of energy
Total	805,526
2020 | CGTEE
Purchase of energy
Total	224,822
2020 | CHESF
Purchase of energy
Total	288,470
2020 | Chui IX
Purchase of energy
Total	1,039
2020 | Distribuidora Alagoas
Purchase of energy
Total	849,345
2020 | ELETROSUL
Purchase of energy
Total	403,944
2020 | FURNAS
Purchase of energy
Total	814,827
2020 | Hermenegildo I
Purchase of energy
Total	3,941
2020 | Hermenegildo II
Purchase of energy
Total	3,435
2020 | Hermenegildo III
Purchase of energy
Total	3,061
2021
Purchase of energy
Total	3,406,296
2021 | Amazonas Distribuidora
Purchase of energy
Total	843,492
2021 | CGTEE
Purchase of energy
Total	220,696
2021 | CHESF
Purchase of energy
Total	193,030
2021 | Chui IX
Purchase of energy
Total	1,039
2021 | Distribuidora Alagoas
Purchase of energy
Total	924,376
2021 | ELETROSUL
Purchase of energy
Total	401,767
2021 | FURNAS
Purchase of energy
Total	811,459
2021 | Hermenegildo I
Purchase of energy
Total	3,941
2021 | Hermenegildo II
Purchase of energy
Total	3,435
2021 | Hermenegildo III
Purchase of energy
Total	3,061
2022
Purchase of energy
Total	3,403,802
2022 | Amazonas Distribuidora
Purchase of energy
Total	885,666
2022 | CGTEE
Purchase of energy
Total	220,696
2022 | CHESF
Purchase of energy
Total	193,030
2022 | Chui IX
Purchase of energy
Total	1,039
2022 | Distribuidora Alagoas
Purchase of energy
Total	902,648
2022 | ELETROSUL
Purchase of energy
Total	387,287
2022 | FURNAS
Purchase of energy
Total	802,999
2022 | Hermenegildo I
Purchase of energy
Total	3,941
2022 | Hermenegildo II
Purchase of energy
Total	3,435
2022 | Hermenegildo III
Purchase of energy
Total	3,061
2023
Purchase of energy
Total	3,357,906
2023 | Amazonas Distribuidora
Purchase of energy
Total	930,113
2023 | CGTEE
Purchase of energy
Total	220,695
2023 | CHESF
Purchase of energy
Total	191,410
2023 | Chui IX
Purchase of energy
Total	1,039
2023 | Distribuidora Alagoas
Purchase of energy
Total	944,759
2023 | ELETROSUL
Purchase of energy
Total	372,725
2023 | FURNAS
Purchase of energy
Total	686,728
2023 | Hermenegildo I
Purchase of energy
Total	3,941
2023 | Hermenegildo II
Purchase of energy
Total	3,435
2023 | Hermenegildo III
Purchase of energy
Total	3,061
After 2023
Purchase of energy
Total	12,201,265
After 2023 | Amazonas Distribuidora
Purchase of energy
Total	1,333,694
After 2023 | CHESF
Purchase of energy
Total	2,156,240
After 2023 | Chui IX
Purchase of energy
Total	27,011
After 2023 | Distribuidora Alagoas
Purchase of energy
Total	944,759
After 2023 | ELETROSUL
Purchase of energy
Total	3,682,727
After 2023 | FURNAS
Purchase of energy
Total	3,785,479
After 2023 | Hermenegildo I
Purchase of energy
Total	102,468
After 2023 | Hermenegildo II
Purchase of energy
Total	89,300
After 2023 | Hermenegildo III
Purchase of energy
Total	R$ 79,586